Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Reserve [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Common Class A [Member]	Total
Balance at Mar. 31, 2023				$ 357,889	$ 9,491,951			$ 9,849,840			$ 9,849,840
Balance, shares at Mar. 31, 2023		1
Balance, Treasury shares at Mar. 31, 2023
Issuance of ordinary shares, net of issuance costs				136,105				136,105			136,105
Issuance of ordinary shares, net of issuance costs, shares
Net loss, representing Comprehensive Loss					4,954,484		(285)	4,954,199			4,954,199
Dividend Declared					(7,305,322)			(7,305,322)			(7,305,322)
Balance at Mar. 31, 2024				493,994	7,141,113		(285)	7,634,822			7,634,822
Balance, shares at Mar. 31, 2024		1
Balance, Treasury shares at Mar. 31, 2024
Issuance of ordinary shares, net of issuance costs	$ 7,634	$ 20,366		(493,994)		504,549		38,555			38,555
Issuance of ordinary shares, net of issuance costs, shares	7,633,620	20,366,379
Net loss, representing Comprehensive Loss					3,842,885		(26,468)	3,816,417			3,816,417
Dividend Declared					(11,849,995)			(11,849,995)			(11,849,995)
Balance at Mar. 31, 2025	$ 7,634	$ 20,366			(865,997)	504,549	(26,753)	(360,201)			(360,201)
Balance, shares at Mar. 31, 2025	7,633,620	20,366,380
Balance, Treasury shares at Mar. 31, 2025
Issuance of ordinary shares, net of issuance costs	$ 3,737			11,317,120				11,320,857			11,320,857
Issuance of ordinary shares, net of issuance costs, shares	3,737,500
Net loss, representing Comprehensive Loss					(1,387,744)		392	(1,387,352)	71,074		(1,316,278)
Repurchase of treasury shares			$ (749,424)					(749,424)			(749,424)
Repurchase of treasury shares, shares			754,379
Recognition of non-controlling interests on business acquisitions									1,048,181		1,048,181
Balance at Mar. 31, 2026	$ 11,371	$ 20,366	$ (749,424)	$ 11,317,120	$ (2,253,741)	$ 504,549	$ (26,361)	$ 8,823,880	$ 1,119,255		$ 9,943,135
Balance, shares at Mar. 31, 2026	11,371,120	20,366,380
Balance, Treasury shares at Mar. 31, 2026			754,379							754,379